Shareholder Fees	Mar. 01, 2026
ACADIAN EMERGING MARKETS PORTFOLIO | Investor Class Shares | ACADIAN EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
ACADIAN EMERGING MARKETS PORTFOLIO | Y Class Shares | ACADIAN EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
ACADIAN EMERGING MARKETS PORTFOLIO | I Class Shares | ACADIAN EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CAMBIAR INTERNATIONAL EQUITY FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CAMBIAR INTERNATIONAL EQUITY FUND | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CAMBIAR SMALL CAP FUND | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CAMBIAR SMALL CAP FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CAMBIAR SMID FUND | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CAMBIAR SMID FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CIBC ATLAS INTERNATIONAL GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Sands Capital Global Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Investor Class Shares | Sands Capital Global Growth Fund | Investor Class Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)